                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MFS Municipal Income Trust

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR               VALUE ($)
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
MUNICIPAL BONDS - 141.5%
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AIRPORT & PORT REVENUE - 4.7%
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Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 6.92%, 2022 (v)(z)                $ 1,500,000           $   1,743,770
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New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal
One Group), 5.5%, 2024                                                                             275,000                 289,417
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Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                                          3,125,000               3,295,594
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Port Authority, NY, Special Obligations Rev. (JFK International), MBIA, 5.75%, 2022              7,000,000               7,287,420
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Port of Seattle, WA, Rev., XLCA, 5%, 2027                                                          695,000                 717,268
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Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                                              1,500,000               1,581,090
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                                                                                                                     $  14,914,559
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.0%
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Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                             $ 1,945,000           $     822,190
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Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                               1,915,000                 723,123
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Lake County, IL, Land Acquisition & Development, 5.75%, 2017                                     1,000,000               1,071,490
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New York, NY, "M", 5%, 2035                                                                      3,800,000               3,882,802
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                                                                                                                     $   6,499,605
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GENERAL OBLIGATIONS - SCHOOLS - 1.1%
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Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033                $   955,000           $     985,961
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De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                           555,000                 151,665
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De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                           415,000                  96,550
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De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                           555,000                 116,023
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Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                   290,000                  93,577
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Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                   560,000                 176,114
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Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                   555,000                 151,665
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                       1,285,000                 454,286
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                       1,295,000                 340,274
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Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                        955,000                 329,083
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Royse City, TX, Independent School District, School Building, PSF, 0%, 2028                        960,000                 313,114
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Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                        965,000                 298,475
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                                                                                                                     $   3,506,787
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HEALTHCARE REVENUE - HOSPITALS - 39.6%
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Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev
  (Russell Hospital Corp.), "A", 5.75%, 2036                                                   $   600,000           $     610,500
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Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
  "B", 6.75%, 2025                                                                                 500,000                 535,480
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  9.25%, 2030                                                                                    2,000,000               2,370,340
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  "B", 9.25%, 2022                                                                               1,000,000               1,185,170
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Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
  7.25%, 2010 (c)                                                                                  500,000                 554,740
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Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A", 7.125%, 2033     1,500,000               1,612,770
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Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2008 (c)                                                                                  700,000                 734,769
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Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
  Systems, Inc.), "A", 5%, 2030                                                                    490,000                 487,236
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Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital Medical Center, Inc.),
  7.75%, 2010                                                                                      695,000                 733,496
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California Valley Health Systems, COP, 6.875%, 2023                                                720,000                 722,434
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.35%, 2017                                                               235,000                 238,913
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.4%, 2029                                                                980,000                 988,340
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013            490,000                 495,802
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B",
  6.35%, 2013                                                                                      120,000                 123,596
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Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
  6.75%, 2021                                                                                    1,625,000               1,755,715
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Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                      925,000                 989,556
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Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                          40,000                  39,445
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020                  1,230,000               1,334,120
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2025                  1,000,000               1,083,960
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Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2011 (c)                                                                                 675,000                 769,595
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Crittenden County, AR, Hospital Rev., 7%, 2020                                                   1,030,000               1,035,902
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Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                         1,330,000               1,479,199
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Delaware Health Facilities Authority Rev. (Nanticoke Memorial Hospital), 5.625%, 2032            1,250,000               1,311,363
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Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                                          635,000                 641,312
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                       1,500,000               1,520,145
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                         860,000                 862,133
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Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        250,000                 263,338
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District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007 (c)                                                                          1,200,000               1,220,340
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                250,000                 255,273
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                295,000                 304,977
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Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
  7.125%, 2024                                                                                     755,000                 830,425
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Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                          1,000,000               1,022,650
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Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), "C",
  5.25%, 2036                                                                                    1,180,000               1,219,707
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Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2011 (c)                                                                                     900,000                 999,459
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Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)                           2,000,000               2,166,020
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                           875,000                 905,861
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Illinois Development Finance Authority, Hospital Authority Rev. (Adventist/Sunbelt
  Hospital), 5.65%, 2009 (c)                                                                     1,750,000               1,859,393
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Illinois Health Facilities Authority Rev. (Centegra Heath Systems), 5.25%, 2018                  1,000,000               1,008,710
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Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health),
  "A", 5%, 2039                                                                                    375,000                 377,254
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Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital),
  "A", AMBAC, 5%, 2035                                                                           1,780,000               1,816,526
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Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research
  Foundation, Inc.), 6.375%, 2031                                                                3,990,000               4,222,019
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Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                   1,000,000               1,053,660
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Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
  Health), "A", 5.5%, 2036                                                                         355,000                 369,850
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2029                                                                             440,000                 453,834
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.75%, 2035                                                                            475,000                 503,890
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Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.5%, 2020                                                                  5,000,000               5,387,200
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Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
  (Baptist Health Systems), 6.5%, 2031                                                           1,725,000               1,829,725
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Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group),
  MBIA, 5.625%, 2021                                                                             3,000,000               3,208,080
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2008 (c)          995,000               1,041,516
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.75%, 2025                                                                                    1,000,000               1,046,210
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.875%, 2034                                                                                     905,000                 947,852
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Madison County, ID, Hospital Rev., COP, 5.25%, 2030                                                240,000                 242,578
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Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                310,000                 313,329
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Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033        380,000                 394,474
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Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
  Hospital), 6.5%, 2010 (c)                                                                      1,500,000               1,657,635
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Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
  Systems), 6.25%, 2031                                                                          1,900,000               2,009,896
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012         600,000                 647,022
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015         500,000                 517,570
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Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), 5.25%, 2018      1,400,000               1,403,920
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Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
  Health), "B", 6.375%, 2034                                                                       640,000                 663,827
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Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical
  Center), 6%, 2023                                                                                465,000                 466,056
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Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029                  810,000                 897,278
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Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019              995,000               1,091,376
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Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.625%, 2023                                                                              845,000                 838,468
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Mississippi Hospital Equipment, Health Facilities Rev. (Rush Medical Foundation, Inc.),
  5.4%, 2007                                                                                       105,000                 105,445
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Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital),
  "A", 5%, 2030                                                                                    425,000                 425,285
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Monroe County, MI, Hospital Finance Authority Hospital Rev. (Mercy Memorial Hospital
  Corp.), 5.5%, 2035                                                                             1,020,000               1,044,001
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Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                                  65,000                  65,280
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                                                        1,725,000               1,718,945
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "C", 5.25%, 2014 (c)                                                                             760,000                 826,933
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Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032             435,000                 452,126
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
  Health System), 5.625%, 2010                                                                     620,000                 636,994
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
  Health System), 5.875%, 2011                                                                     485,000                 505,651
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
  "A", 6.125%, 2012 (c)                                                                            880,000                 987,958
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
  Center), "A", 6.125%, 2032                                                                       120,000                 129,642
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New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017         820,000                 907,724
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New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized
  Hospital), "A", 5.5%, 2030                                                                       245,000                 252,918
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New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
  Hospital), 6.875%, 2030                                                                        3,000,000               3,306,990
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
  5.5%, 2026                                                                                       635,000                 643,922
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
  "C", 5.5%, 2026                                                                                  500,000                 507,025
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New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                                       700,000                 723,947
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New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "A", 6.375%, 2031                                                          495,000                 503,346
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Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                         490,000                 500,746
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North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                        1,000,000               1,065,690
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Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center),
  5.75%, 2013                                                                                      850,000                 812,677
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Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031               1,665,000               1,809,755
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Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligated
  Group), 6.5%, 2012 (c)                                                                           505,000                 575,559
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Rhode Island Health & Educational Building (Hospital Financing Lifespan), 6.375%, 2012 (c)       1,560,000               1,767,558
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Rhode Island Health & Educational Building Unrefunded (Hospital Lifespan), 6.375%, 2021            245,000                 269,167
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014              955,000                 981,062
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Salt Lake City, UT, Hospital Authority Rev. INFLOS, AMBAC, ETM (Intermountain Health
  Care), 9.414%, 2020 (v)(c)                                                                       600,000                 601,884
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Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.375%, 2012 (c)                                                                    625,000                 708,688
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012 (c)                                                                     185,000                 208,530
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.375%, 2012 (c)                                                                    375,000                 425,213
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012 (c)                                                                     315,000                 355,065
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South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems,
  Inc.), "A", 5.625%, 2030                                                                         710,000                 740,608
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South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                          835,000                 897,500
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South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                   685,000                 700,447
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South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care
  System), 5.625%, 2032                                                                            670,000                 688,083
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                    60,000                  61,966
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029                 870,000                 890,628
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Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.25%, 2018                                                                                    1,400,000               1,373,162
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Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2030                    1,300,000               1,409,356
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Stillwater, OK, Medical Center Authority, 5.625%, 2023                                           1,000,000               1,043,090
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Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020           3,085,000               3,240,484
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Texas Metro Health Facilities Development Corp., Metro Health Facilities Development
  Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                                             700,000                 727,041
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Texas Metro Health Facilities Development Corp., Metro Health Facilities Development
  Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                                          1,000,000               1,036,670
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Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                1,250,000               1,342,863
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University of Colorado Hospital Authority Rev., "A", 5.25%, 2039                                   245,000                 250,437
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Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                     600,000                 648,792
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Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial
  Hospital), 5.6%, 2016                                                                            600,000                 605,424
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Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.375%, 2031                                                                                     1,500,000               1,590,150
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Washington County, AR, Hospital Rev., Regional Medical Center, "A", 5%, 2035                       250,000                 246,635
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Washington County, AR, Hospital Rev., Regional Medical Center, "B", 5%, 2025                     1,000,000               1,006,880
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Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                          1,115,000               1,146,989
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Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                          1,000,000               1,054,170
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West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                      170,000                 174,947
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West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                       1,250,000               1,319,675
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                    1,500,000               1,642,830
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                   1,000,000               1,134,120
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  MBIA, 5.25%, 2017                                                                              5,000,000               5,165,300
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Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
  5.375%, 2034                                                                                     490,000                 501,549
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside
  Hospital), 6.8%, 2016                                                                            665,000                 695,836
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside
  Hospital), "A", 7.125%, 2031                                                                     490,000                 509,855
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "C", 6.2%, 2020                                                                       750,000                 746,850
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                                                                                                                     $ 126,091,292
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HEALTHCARE REVENUE - LONG TERM CARE - 12.6%
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Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
  Methodist Retirement), "A", 7%, 2033                                                         $   345,000           $     370,554
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Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                       750,000                 843,615
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                       65,000                  64,953
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                   1,085,000               1,043,412
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                     2,405,000               2,270,945
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Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement Community), 7.25%, 2035        1,020,000                 778,566
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Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.), 6.125%, 2025         430,000                 444,547
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Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.)
  ETM, 10%, 2012 (c)                                                                               360,000                 430,358
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Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032           585,000                 603,392
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Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), 7.5%, 2012       1,000,000               1,012,770
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Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), "B",
  6.125%, 2033                                                                                   1,000,000               1,066,800
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Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                     3,000,000               3,354,720
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Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                     720,000                 857,628
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Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2035                         280,000                 299,289
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Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)            1,000,000               1,151,590
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034               330,000                 342,382
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Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                              2,055,000               2,061,021
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Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
  Living Community), 8%, 2033                                                                      500,000                 573,420
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Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                              490,000                 504,156
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Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                         490,000                 504,455
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
  9.25%, 2011 (c)                                                                                1,620,000               2,015,896
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
  5.75%, 2018                                                                                      895,000                 916,301
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Iowa Finance Authority, Health Care Facilities Rev. (Development Care Initiatives
  Project), "A", 5.5%, 2025                                                                        800,000                 816,368
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Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                     500,000                 535,370
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Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026                 500,000                 508,090
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Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (CDF Healthcare LA, LLC), "A", 7%, 2036                                           500,000                 501,470
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Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                   800,000                 856,488
----------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027              1,880,000               1,955,557
----------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
  6.125%, 2036                                                                                     470,000                 476,063
----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery),
  6.875%, 2036                                                                                   1,195,000               1,237,028
----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing
  Care), 6.125%, 2028                                                                              250,000                 263,160
----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.25%, 2035                                                                    510,000                 538,478
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center), "A",
  8.7%, 2014                                                                                       650,000                 652,269
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                     310,000                 316,888
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027               1,000,000               1,028,880
----------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
  "A", 6%, 2025                                                                                    125,000                 127,309
----------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
  "A", 6.125%, 2035                                                                                 90,000                  91,683
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (First
  Mortgage-Presbyterian Homes), 5.4%, 2027                                                         485,000                 489,423
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (First
  Mortgage-Presbyterian Homes), 5.5%, 2031                                                         295,000                 299,062
----------------------------------------------------------------------------------------------------------------------------------
Reedley, CA, COP (Mennonite Home), 7.5%, 2006 (c)                                                2,705,000               2,774,600
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                       820,000                 872,414
----------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                          705,000                 710,139
----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living),
  6.375%, 2039                                                                                     500,000                 493,640
----------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev
  (Querencia Barton Creek), 5.5%, 2025                                                             460,000                 452,677
----------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev
  (Querencia Barton Creek), 5.65%, 2035                                                            695,000                 683,407
----------------------------------------------------------------------------------------------------------------------------------
Washington County, FL, Industrial Development Authority Rev. (Washington County),
  10%, 2016                                                                                        860,000                 865,014
----------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
  8.25%, 2007 (c)                                                                                  980,000               1,033,116
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  40,089,363
----------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 2.8%
----------------------------------------------------------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A",
  6.25%, 2036                                                                                  $   500,000           $     508,555
----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2028                        500,000                 476,715
----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023                         3,000,000               2,852,880
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development (Westside
  Rehab Center Project), "A", 6.85%, 2036                                                        1,100,000               1,101,617
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development (Westside
  Rehab Center Project), "B", 6.5%, 2013                                                           125,000                 125,079
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
  Facilities), 6.5%, 2017                                                                        1,030,000               1,062,527
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
  Facilities), "A", 5.75%, 2029                                                                  1,000,000                 942,170
----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
  8.75%, 2011                                                                                      440,000                 464,424
----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
  9%, 2031                                                                                       1,000,000               1,100,370
----------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
  7.75%, 2017                                                                                      422,000                 424,515
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   9,058,852
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 7.1%
----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 7.25%, 2030                                                                 $ 2,515,000           $   2,522,822
----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 6.375%, 2035                                                                  2,740,000               2,688,488
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E",
  6.75%, 2029                                                                                    1,810,000               1,915,451
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7.5%, 2024                               850,000                 941,936
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Continental Airlines, Inc.), 7.2%, 2030               1,595,000               1,663,920
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2029                                                                     580,000                 593,427
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  7.25%, 2008                                                                                      160,000                 162,926
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  8%, 2012                                                                                         300,000                 326,676
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency Rev. (American Airlines, Inc.),
  7.625%, 2025                                                                                   5,210,000               6,000,097
----------------------------------------------------------------------------------------------------------------------------------
Texas Alliance Airport Authority, Inc., Special Facilities Rev. (AMR Corp.), 7.5%, 2029          3,285,000               3,302,378
----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                 40,000                  39,935
----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), "B", 6%, 2035                               2,500,000               2,502,175
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  22,660,231
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030                 $ 1,920,000           $   2,087,693
----------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                           985,000               1,032,083
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   3,119,776
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 3.7%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
  Ferris, Inc.), "A", 5.8%, 2016                                                               $ 1,000,000           $     981,420
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev
  (Republic Services, Inc.), "A", 4.95%, 2012                                                    1,000,000               1,021,170
----------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.),
  6.85%, 2029                                                                                      850,000                 917,295
----------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                    1,750,000               1,696,748
----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste Management,
  Inc.), 5.85%, 2007                                                                             4,500,000               4,533,975
----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                         750,000                 797,625
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire State Business Finance Authority, Solid Waste Disposal Rev, (Waste
  Management, Inc. Project), 5.2%, 2027                                                            445,000                 447,688
----------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                   1,000,000               1,001,650
----------------------------------------------------------------------------------------------------------------------------------
Texas Gulf Coast Waste Disposal Authority (Waste Mangement of Texas), "A", 5.2%, 2028              445,000                 450,429
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  11,848,000
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030           $   650,000           $     687,447
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 5.0%
----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031             $ 1,750,000           $   1,800,138
----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                           1,000,000               1,082,320
----------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                   2,100,000               2,164,911
----------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                        550,000                 562,155
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt Hauling &
  Warehousing), 4%, 2015 (q)                                                                     1,000,000                 910,000
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt Hauling &
  Warehousing), 4%, 2017 (q)                                                                     1,000,000                 910,000
----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1, 7.875%, 2032 (a)           1,270,000               1,399,210
----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032 (a)             580,000                 639,009
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities
  Rev. (Amtrak), "A", 6.25%, 2031                                                                2,000,000               2,143,680
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017          3,255,000               3,267,044
----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum
  Corp.), 8.25%, 2031                                                                              700,000                 729,302
----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                385,000                 401,312
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  16,009,081
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), "A",
  6.55%, 2025                                                                                  $ 1,000,000           $   1,039,480
----------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                              155,000                 157,610
----------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
  (International Paper, Co.), "A", 6.15%, 2021                                                   5,000,000               5,133,300
----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
  Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                       1,000,000               1,122,800
----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
  Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                         500,000                 562,390
----------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James),
  5.625%, 2018                                                                                     850,000                 840,200
----------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                   3,335,000               3,788,293
----------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.),
  6.8%, 2022                                                                                     2,000,000               2,358,740
----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container Corp.), 7.2%, 2027            880,000                 908,239
----------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev
  (Solvay Paperboard LLC), 6.8%, 2014                                                            1,000,000               1,046,210
----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), 6.25%, 2019                                                                1,870,000               1,873,441
----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                            700,000                 700,070
----------------------------------------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.), "A", 7.4%, 2010                           830,000                 835,237
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  20,366,010
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
  (Cabazon Casino), "A", 9.25%, 2020 (a)                                                       $ 1,155,000           $   1,263,662
----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017          1,000,000               1,020,910
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty IAC/InterActiveCorp,
  5%, 2035                                                                                         620,000                 610,929
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $       2,895,501
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                  $   400,000           $     427,152
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                      600,000                 641,364
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                     295,000                 308,676
----------------------------------------------------------------------------------------------------------------------------------
Cleveland Cuyahoga County, OH, Port Authority Rev. (Cleveland City), "B", 4.5%, 2030             1,220,000               1,200,663
----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                  190,000                 192,295
----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025             135,000                 139,872
----------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024                 1,130,000               1,219,338
----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)                                   785,000                 775,376
----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev. (Empowerment
  Zone), "A", AMBAC, 5%, 2034                                                                      695,000                 702,478
----------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014            310,000                 312,195
----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                              205,000                 207,007
----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Twinsburg Township), "D", 5.125%, 2025                 160,000                 161,933
----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Workforce Policy Board), "F", 4.875%, 2025             915,000                 910,974
----------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
  "C", 5.125%, 2025                                                                                 90,000                  89,069
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   7,288,392
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.7%
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                   $   210,000           $     211,302
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                     390,000                 392,406
----------------------------------------------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American Opportunity Housing), "A", MBIA,
  5.7%, 2021                                                                                     1,250,000               1,299,513
----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009 (a)                                                  1,000,000               1,070,650
----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019 (a)                                                    2,000,000               2,161,100
----------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev. (Housing Project), "A",
  6.4%, 2017                                                                                     1,000,000               1,013,660
----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)                                             1,000,000               1,029,160
----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)                                               500,000                 498,240
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), 5.25%, 2039                 465,000                 471,529
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
  Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                  500,000                 521,250
----------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009 (a)                                               2,000,000               2,129,160
----------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (a)                                                 1,000,000               1,000,580
----------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA/GNMA,
  5.15%, 2048                                                                                      445,000                 436,020
----------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                         2,000,000               2,038,760
----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
  FSA, 5%, 2025                                                                                    670,000                 669,129
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  14,942,459
----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020             $   500,000           $     497,255
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                    $    40,000           $       9,595
----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B",MBIA, 0%, 2011                           2,145,000                 820,806
----------------------------------------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016                   2,735,000                 963,103
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              270,000                 276,539
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                               390,000                 400,936
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                                680,000                 702,970
----------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Finance Corp., TX, Single Family Mortgage Rev., "B", 5.5%, 2038                     140,000                 139,744
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", FNMA, 5.55%, 2037                990,000               1,055,845
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                395,000                 402,288
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037                780,000                 826,207
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037              280,000                 299,499
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037               200,000                 216,210
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., Mortgage Backed
  Securities Program, "A-2", GNMA, 5.6%, 2029                                                      725,000                 766,506
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., Mortgage Backed
  Securities Program, "A-2",GNMA, 5.75%, 2037                                                      555,000                 591,891
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   7,472,139
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                  $     8,000           $       8,148
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                365,000                 376,571
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       185,000                 191,891
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                  185,000                 189,934
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                                 85,000                  86,712
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "D-2", 6.9%, 2029                                       430,000                 442,208
----------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                                            2,490,000               2,571,647
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                    150,000                 151,482
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                190,000                 190,496
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), 6.35%, 2032                                                                            320,000                 326,634
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA, 6.85%, 2032                                                                      165,000                 169,788
----------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015                      5,175,000               2,256,145
----------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", GNMA, 6.25%, 2021                                      460,000                 471,031
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    100,000                 100,483
----------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", 5.25%, 2039                      745,000                 770,576
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   8,303,746
----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities, (American Ref-fuel), "A", 6.5%, 2008                                             $ 1,600,000           $   1,646,960
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), 6.7%, 2014             725,000                 788,822
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.6%, 2019                                                                        2,850,000               2,945,447
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   5,381,229
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 9.004%, 2016 (v)(z)       $ 1,300,000           $   1,535,820
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 9.004%, 2017 (v)(z)         1,050,000               1,248,996
----------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
  5.75%, 2010 (c)                                                                                1,000,000               1,091,330
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010 (c)                                                                          2,000,000               2,113,320
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   5,989,466
----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                        $   650,000           $     681,967
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                                                  $   250,000           $     252,125
----------------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, "B", AMBAC,
  0%, 2008 (c)                                                                                  15,080,000               3,110,401
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                           340,000                 353,005
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                          615,000                 650,030
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           270,000                 279,758
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                          410,000                 431,164
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                             250,000                 250,785
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                    500,000                 522,090
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   5,849,358
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014              $   235,000           $     236,993
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                  150,000                 154,923
----------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, "B", 5.2%, 2014                                    685,000                 688,007
----------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                500,000                 500,750
----------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Master
  Infrastructure Projects), "B", 5.1%, 2014                                                        250,000                 250,293
----------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev. (Master
  Infrastructure Projects), "A", 5.35%, 2036                                                       630,000                 628,961
----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                    815,000                 831,846
----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                  555,000                 556,415
----------------------------------------------------------------------------------------------------------------------------------
Belmont Community Development District, FL, Capital Improvement Rev., "B", 5.125%, 2014            985,000                 985,148
----------------------------------------------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                                  425,000                 425,128
----------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Capital Improvement Rev., 5%, 2015             290,000                 287,367
----------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev.,
  "B", 5%, 2011                                                                                    620,000                 618,636
----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing
  Project), 5.625%, 2036                                                                           305,000                 305,186
----------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District, Special Assessment, "B", 5%, 2011                   245,000                 245,662
----------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                          650,000                 648,375
----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                   745,000                 765,219
----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                925,000                 952,963
----------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                   375,000                 374,033
----------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Special Assessment, "B",
  5.3%, 2009                                                                                     1,025,000               1,023,360
----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                       110,000                 111,322
----------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                          935,000                 940,376
----------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009               395,000                 394,641
----------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B",
  5.3%, 2012                                                                                       440,000                 439,556
----------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-1", 5.125%, 2015                                                               350,000                 347,270
----------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-2", 5.125%, 2015                                                               165,000                 163,817
----------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
  "A", 5.9%, 2035                                                                                  250,000                 256,815
----------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
  "B", 5.375%, 2014                                                                                345,000                 347,305
----------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, FL, Community Development District Rev., Special Assessment,
  5.125%, 2013                                                                                     355,000                 356,324
----------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                              980,000                 973,111
----------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                       1,260,000               1,275,196
----------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                       505,000                 498,430
----------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement,
  "B", 5%, 2009                                                                                    135,000                 134,856
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034              245,000                 244,018
----------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                    100,000                 100,132
----------------------------------------------------------------------------------------------------------------------------------
Shingle Creek Community Development District, FL, Capital Improvement Rev.,
  6.125%, 2037                                                                                     470,000                 466,513
----------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital Improvement Rev., 5.5%, 2010             730,000                 732,905
----------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016                               510,000                 512,009
----------------------------------------------------------------------------------------------------------------------------------
Villasol Community Development District, FL, Special Assessment Rev., "B", 5.375%, 2008            365,000                 365,792
----------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment Rev., "B",
  4.875%, 2010                                                                                     935,000                 933,485
----------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B",
  5.125%, 2012                                                                                     430,000                 430,507
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  20,503,645
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                   $ 3,915,000           $   4,160,549
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
  Backed (Gold Country), 0%, 2033                                                                2,620,000                 562,016
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County,
  "A", 0%, 2041                                                                                    485,000                 392,137
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                       1,775,000               1,836,380
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       4,000,000                 258,480
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                       4,000,000                 136,240
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                            1,150,000               1,214,009
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, 7.8%, 2042                   1,000,000               1,201,880
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2021                  600,000                 602,520
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033             785,000                 857,675
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.625%, 2040            125,000                 139,289
----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2011 (c)                                                                                 2,000,000               2,110,840
----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to
  2007, 5.6% to 2034                                                                             1,635,000               1,533,810
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                               1,435,000               1,491,381
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                               930,000                 970,818
----------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060            11,045,000                 196,049
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                        1,075,000               1,148,498
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                       1,260,000               1,314,495
----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.625%, 2037                                                    50,000                  51,673
----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 7%, 2041                                                        15,000                  17,022
----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                155,000                 169,038
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  20,364,799
----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA,
  0%, 2027                                                                                     $ 4,115,000           $   1,398,689
----------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 5.989%, 2015 (v)(z)                1,500,000               1,723,920
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   3,122,609
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2018              $ 4,500,000           $   4,826,745
----------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
  11.5%, 2012 (c)                                                                                2,900,000               3,908,011
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   8,734,756
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
  5.6%, 2017                                                                                   $   750,000           $     725,850
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                       2,500,000               2,976,025
----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022              400,000                 420,656
----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                  480,000                 482,525
----------------------------------------------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031                  2,500,000               2,716,850
----------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project), "A",
  5.375%, 2029                                                                                     240,000                 244,361
----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009 (c)                                                                                   625,000                 682,150
----------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                         300,000                 308,343
----------------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC, 5%, 2030            635,000                 656,012
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   9,212,772
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter High
  School), 7.5%, 2011 (c)                                                                      $   570,000           $     652,462
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter High
  School), 7.5%, 2011 (c)                                                                        1,000,000               1,183,950
----------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority, Chicagoland Jewish High School
  Project, 6%, 2041                                                                                815,000                 821,496
----------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development Authority
  Rev. (Our Lady of Good Council), "A", 6%, 2035                                                   150,000                 158,714
----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021             1,000,000               1,059,660
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                       500,000                 518,980
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   4,395,262
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional
  Power, 5.8%, 2018                                                                            $   830,000           $     804,959
----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                    2,055,000               2,149,900
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev
  (Colver), "G", 5.125%, 2015                                                                      350,000                 343,375
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev
  (Northampton Generating), 6.4%, 2009                                                             350,000                 350,007
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev
  (Northampton Generating), 6.5%, 2013                                                           1,000,000                 999,560
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   4,647,801
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 9.6%
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "A",
  5.375%, 2019                                                                                 $   500,000           $     507,670
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "B", AMBAC,
  5.125%, 2020                                                                                   2,000,000               2,073,340
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032            315,000                 339,157
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038           715,000                 789,532
----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
  Gulf States, Inc.), 5.45%, 2010                                                                1,250,000               1,261,288
----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
  4.85%, 2035                                                                                    1,055,000               1,038,742
----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.85%, 2028                                                                              2,000,000               2,095,860
----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.95%, 2028                                                                              2,270,000               2,376,213
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                   2,105,000               2,129,186
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016              2,195,000               2,254,067
----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                                 230,000                 235,474
----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                                            1,500,000               1,549,875
----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                       1,655,000               1,693,346
----------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
  6.5%, 2017                                                                                       800,000                 870,328
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of
  New Hampshire), 6%, 2021                                                                       1,000,000               1,040,060
----------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority, Pollution Control Rev. (Cleveland Electric),
  "B", 6%, 2020                                                                                  3,000,000               3,103,350
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                  650,000                 650,637
----------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                       3,000,000               3,042,750
----------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    550,000                 565,807
----------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028                500,000                 537,400
----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015        1,500,000               1,505,985
----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
  5.8%, 2016                                                                                     1,000,000               1,002,080
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  30,662,147
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B', 5.55%, 2014            $ 2,150,000           $   2,264,359
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric Rev.), "B", 6.5%, 2020                   2,000,000               2,172,000
----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                                          3,000,000               3,185,670
----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.),
  RIBS, 7.559%, 2012 (v)                                                                           100,000                 100,206
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   7,722,235
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037              $   865,000           $     918,535
----------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                               205,000                 205,941
----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
  Systems Project, "N", FSA, 5%, 2030                                                              710,000                 731,918
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2010 (c)                     5,000,000               5,360,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   7,217,294
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                                                                $ 450,735,835
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.68%, due 8/03/06                                                           $   100,000           $     100,000
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.68%, due 8/03/06                                                               100,000                 100,000
----------------------------------------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson Memorial Hospital), 3.7%, due 8/02/06             125,000                 125,000
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospitals & Higher Educational Facilities Authority Rev
  (Children's Hospital Project), "C", 3.56%, due 8/01/06                                           600,000                 600,000
----------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.67%, due 8/02/06                                                         400,000                 400,000
----------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.60%, due 8/03/06                          2,100,000               2,100,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES                                                                                     $   3,425,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(K)                                                                                                 $ 454,160,835
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                    4,445,994
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES (ISSUED BY THE TRUST) - (44.0)%                                                                     $(140,068,272)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                                      $ 318,538,557
----------------------------------------------------------------------------------------------------------------------------------


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,966,147, representing 3.8% of net assets.
(c) Refunded bond.
(k) As of July 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $450,735,835 and 99.25% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(q) Interest received was less than stated coupon rate.
(v) Inverse floating rate security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                                                          TOTAL % OF
                                                                                                                          NET ASSETS
                                                                                                              CURRENT     APPLICABLE
                                                                                 ACQUISITION   ACQUISITION     MARKET     TO COMMON
RESTRICTED SECURITIES - CONTINUED                                                    DATE           COST       VALUE        SHARES
------------------------------------------------------------------------------------------------------------------------------------

Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 6.92%, 2022           8/21/2003     $1,599,510  $1,743,770
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 9.004%, 2016  3/11/1999      1,403,610   1,535,820
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 9.004%, 2017  3/11/1999      1,123,542   1,248,996
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 5.989%, 2015         5/21/1999      1,609,680   1,723,920
------------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                                  $6,252,506       2.0%
                                                                                                             ==========       ======

The following abbreviations are used in this report and are defined:

BMA               Bond Market Assn.
COP               Certificate of Participation
ETM               Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------------------------------------------
AMBAC             AMBAC Indemnity Corp.
FGIC              Financial Guaranty Insurance Co.
FHA               Federal Housing Administration
FNMA              Federal National Mortgage Assn.
FSA               Financial Security Assurance, Inc.
GNMA              Government National Mortgage Assn.
MBIA              MBIA Insurance Corp.
PSF               Permanent School Fund
XLCA              XL Capital Insurance Co.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------------
INFLOS            Inverse Floating Security
RIBS              Residual Interest Bonds
RITES             Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $426,806,992
                                                                ============
Gross unrealized appreciation                                   $ 29,053,701
Gross unrealized depreciation                                     (1,699,858)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ 27,353,843
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS


                                NOTIONAL PRINCIPAL                                                      UNREALIZED
                                    AMOUNT OF         CASH FLOWS PAID            CASH FLOWS            APPRECIATION
EXPIRATION         CURRENCY         CONTRACT            BY THE TRUST         RECEIVED BY THE TRUST    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

8/29/2016             USD          $45,000,000       Fixed - 10 Year BMA    Floating - 7 Day BMA         $ 339,682
                                                     Swap Index (3.927%)    Swap Index
-------------------------------------------------------------------------------------------------------------------
2/15/2017             USD           25,000,000       Fixed - 10 Year BMA    Floating - 7 Day BMA          (222,847)
                                                     Swap Index (4.184%)    Swap Index
-------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 116,835
                                                                                                         ==========

At July 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------

* Print name and title of each signing officer under his or her signature.